SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended
	Apr. 07, 2022	Jan. 06, 2022	Apr. 21, 2022	Apr. 05, 2022	Mar. 31, 2022	Feb. 15, 2022	Feb. 01, 2022	Jan. 03, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, Shares issued					69,771,239				58,785,924	33,075,711
Preferred Stock Series A [Member]
Preferred stock shares issued		114,117
Common stock issued		2,852,925
GHS Investments LLC [Member]
Securities Purchase Agreement, Description	GHS agreed to purchase, in tranches, up to One Million Five Hundred Thousand Dollars ($1,500,000) of the Company’s Class E Preferred Stock in exchange for One Thousand Five Hundred (1,500) shares of Class E Preferred Stock in three separate tranches. The first tranche (the “Initial Closing Date”), occured promptly upon execution of the GHS Purchase Agreement, was the purchase of Seven Hundred Seven (707) shares of Class E Preferred Stock for Seven Hundred Seven Thousand Dollars ($707,000). The second tranche, thirty (30) calendar days following the Initial Closing Date, upon satisfaction of the applicable deliveries and closing conditions set forth in the GHS Purchase Agreement, is the purchase of Five Hundred (500) shares of Class E Preferred Stock for Five Hundred Thousand Dollars ($500,000), and the third tranche, scheduled sixty (60) calendar days following the Initial Closing Date, upon satisfaction of the applicable deliveries and closing conditions set forth in the GHS Purchase Agreement, is the purchase of Two Hundred Ninety Three (293) shares of Class E Preferred Stock for Two Hundred Ninety Three Thousand Dollars ($293,000).
Warrants to purchase	4,129,091
Purchase price	$ 0.11
Terms	5 years
Common stock, Shares issued						3,000,000	2,012,390	1,620,000
Subsequent Event [Member] | Frontline Power Solutions, LLC [Member]
Aggregate purchase price				$ 750,000
Subsequent Event [Member] | Boston Solar Company LLC [Member]
Purchased Interests			$ 6,453,608
Paid in cash			1,341,579
Convertible seller note			1,940,423
Restricted common stock			2,005,134
Promissory notes aggregate principal amount			$ 1,976,016
Outstanding membership interests			80.10%
Subsequent Event [Member] | Cameron Bridge LLC [Member]
Discount convertible promissory notes			$ 4,885,354
Percentage of issue discount convertible promissory notes			15.00%
Percentage of issued and outstanding Membership Interests			80.10%
Agreement condition, description			The Company agreed that it will prepare and, as soon as practicable, but in no event later than the Filing Deadline (as defined below), file with the Commission a registration statement; registering for resale (a) at least the number of shares of Common Stock equal to 125% of the sum of the maximum number of shares of Common Stock issuable upon conversion of the Notes at the initial conversion price thereof, and (b) 100% of the Warrant Shares (the “Initial Required Registration Amount”). The Registration Statement filed hereunder shall be on Form S-1 in connection with the Liquidity Event. ”Filing Deadline” means: (i) with respect to the Initial Registration Statement, the earlier of (a) the date that a Registration Statement is filed in connection with the Liquidity Event and (b) 180 days.
Percentage of designated convertible promissory note			15.00%
Percentage of option to Prepayment Amount			120.00%
Interest rate			18.00%
Notes conversion description			The Company shall not affect any conversion of the Notes, and a holder shall not have the right to convert any portion of the Notes, to the extent that after giving effect to the conversion, the holder (together with the holder’s Affiliates, and any other Persons acting as a group together with the Holder or any of the holder’s Affiliates would beneficially own in excess of 4.99% of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon conversion thereof. The holder, upon notice to the Company, may increase or decrease such percentage, but in no event shall it exceed 9.99% of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock upon conversion of the Note held by the holder.